Item 1. Report to Shareholders

T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

     This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]
GLOBAL STOCK FUND
Global Stock Fund  $15,871
MSCI World Index  $15,021
Lipper Global Funds Average  $16,363

                                       Lipper Global
            MSCI World Index           Funds Average       Global Stock Fund
12/29/1995      10000                      10000                 10000
10/31/1996      10966.6                    11214.2               11350
10/31/1997      12858.3                    13332.8               13277.1
10/31/1998      14875.3                    14268.5               14989
10/31/1999      18643.5                    18406.6               18612.2
10/31/2000      18902.7                    20792.2               20656.4
10/31/2001      14131.6                    15432.8               15556.8
10/31/2002      12082.3                    13332.4               13199.9
10/31/2003      15021.1                    16362.7               15871.4


Average Annual Compound Total Return
                                                                     Since
                                                                 Inception
Periods Ended 10/31/03                    1 Year     5 Years      12/29/95

Global Stock Fund                          20.24%      1.15%         6.07%
MSCI World Index                           24.32       0.78          4.61
Lipper Global Funds Average                23.59       2.81          6.26

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

     Dear Shareholder,

     We are pleased to report that global stocks soared and the fund posted a powerful return of 20.24% during the 12 months ended October 31, 2003, although performance lagged the MSCI World Index and Lipper Global Funds Average due to the fund's emphasis on growth stocks in foreign markets. International value stocks significantly outperformed growth stocks from the end of 2002 through the first six months of 2003, while in the U.S. growth stocks have led the way.

     As you know, the fund seeks to provide long-term growth of capital by investing primarily in established companies throughout the world, including the U.S. The fund is diversified broadly among developed and some emerging markets. It focuses primarily on larger-cap and, to a lesser extent, on medium-cap growth stocks.

     The Major International Index Returns table shows how various international markets performed over the fund's fiscal year. As you can see, Latin American and other emerging markets outpaced the developed markets of Europe and Japan over the 12-month period, and all international stocks surpassed U.S. shares measured by the S&P 500 Index.

     The Top 5 Sectors table reflects the portfolio's allocation to various sectors during the same period. We reduced our exposure to health care stocks and increased our allocation of financial and information technology holdings where we see opportunities in the months ahead.

      MAJOR INTERNATIONAL INDEX RETURNS
      ---------------------------------

      Period Ended 10/31/03                          12-Month Return
      MSCI EMF~Latin America Index                              59.75%
      MSCI Europe Index                                         24.71
      MSCI Japan Index                                          33.18
      MSCI Pacific Ex-Japan Index                               37.19
      S&P 500 Stock Index                                       20.80

      TOP 5 SECTORS
      -------------
                                                Percent of Net Assets
                                               10/31/03      10/31/02
      Financials                                  22.2%         21.4%
      Consumer Discretionary                      18.4          17.2
      Information Technology                      14.2          11.2
      Health Care                                 13.9          16.8
      Consumer Staples                             8.7           8.7

     The Geographic Diversification table shows the fund's geographic profile as of October 31, 2003. In accordance with the fund's strategy of investing in established larger-cap companies, our highest regional exposure was to the U.S. and European markets where many of these companies are located. The next-highest geographical weighting was Japan. The portfolio normally invests only a small portion of its assets in Latin America and Asian markets outside Japan. Please see the Statement of Net Assets section following this letter for a breakdown by individual country.

            [Graphic Omitted]
            Geographic Diversification

            United States           48%
            Europe                  35%
            Japan                    9%
            Pacific Rim              4%
            Other                    3%
            Latin America            1%

            Based on net assets as of 10/31/03.

     Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

     We thank you for your continued support.

     Respectfully,


     James S. Riepe

     Chairman

     November 21, 2003

T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period

                           Year
                          Ended
                       10/31/03   10/31/02   10/31/01   10/31/00    10/31/99
NET ASSET VALUE
Beginning of period    $  10.90   $  12.96   $  18.04   $  16.77   $   14.03

Investment activities
  Net investment
  income (loss)            0.05*      0.02*      0.14*      0.02*       0.05*

  Net realized and
  unrealized gain
  (loss)                   2.15      (1.96)     (4.41)      1.80        3.24

  Total from
  investment
  activities               2.20      (1.94)     (4.27)      1.82        3.29

Distributions
  Net investment income   (0.03)     (0.12)     (0.02)     (0.06)      (0.10)

  Net realized gain           -          -      (0.79)     (0.49)      (0.45)

  Total distributions     (0.03)     (0.12)     (0.81)     (0.55)      (0.55)

NET ASSET VALUE
End of period          $  13.07   $  10.90   $  12.96   $  18.04   $   16.77

Ratios/Supplemental Data

Total return^             20.24%*    (15.15)%*  (24.69)%*  10.98%*     24.17%*

Ratio of total
expenses to
average net assets        1.20%*     1.20%*     1.20%*     1.20%*      1.20%*

Ratio of net
investment income
(loss) to average
net assets                0.42%*     0.20%*     0.89%*     0.15%*      0.40%*

Portfolio
turnover rate             38.7%      48.4%      52.3%      71.5%       37.5%

Net assets,
end of period
(in thousands)         $ 74,725   $  62,735  $  73,325  $ 107,459  $   73,837

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.20% contractual expense limitation in effect through 10/31/03.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        October 31, 2003

STATEMENT OF NET ASSETS (ss.)                            Shares        Value
                                                                In thousands

AUSTRALIA  0.6%
Common Stocks  0.3%
BHP Billiton                                              15,906   $    132
Coles Myer                                                14,000         77
                                                                        209
Preferred Stocks  0.3%
News Corporation                                          27,834        204
                                                                        204
Total Australia (Cost $363)                                             413

BERMUDA  1.3%
Common Stocks  1.3%
Accenture, Class A (USD) *                                20,500        480
Tyco International (USD)                                  22,200        463
Total Bermuda (Cost $755)                                               943

BRAZIL  0.3%
Common Stocks  0.3%
Petrobras ADR (USD)                                        9,507        207
Total Brazil (Cost $183)                                                207

CAYMAN ISLANDs  0.8%
Common Stocks  0.8%
ACE Limited (USD)                                         16,800        605
Total Cayman Islands (Cost $471)                                        605

CHINA  0.8%
Common Stocks  0.8%
PICC Property and Casualty, 144A (HKD) *               2,587,000        599
Total China (Cost $605)                                                 599

DENMARK  0.3%
Common Stocks  0.3%
Novo Nordisk, Series B                                     6,385   $    229
Total Denmark (Cost $204)                                               229

FINLAND  0.8%
Common Stocks  0.8%
Nokia                                                     33,876        575
Total Finland (Cost $536)                                               575

FRANCE  7.4%
Common Stocks  7.4%
Aventis                                                    5,920        313
BNP Paribas                                               13,568        712
Credit Agricole                                            8,882        189
Credit Agricole, Rights, 11/7/03 *                         8,882          2
France Telecom *                                          17,500        423
Hermes                                                     1,537        264
L'Oreal                                                    2,668        197
LVMH                                                       4,502        311
Renault                                                      875         58
Sanofi-Synthelabo                                         11,391        704
Schneider Electric                                         3,115        182
Societe Generale                                           1,332         99
Societe Television Francaise 1                            10,376        311
Sodexho Alliance                                           4,300        112
STMicroelectronics                                        10,467        278
Total, Series B                                            8,943      1,388
Total France (Cost $4,316)                                            5,543

GERMANY  0.6%
Common Stocks  0.6%
Deutsche Bank                                              3,276        216
E.On                                                       4,525        228
Total Germany (Cost $423)                                               444

HONG KONG  0.7%
Common Stocks  0.7%
BOC Hong Kong                                             53,500   $     93
Cheung Kong Holdings                                      13,000        108
Hong Kong & China Gas                                    135,000        187
Sun Hung Kai Properties                                   19,000        159
Total Hong Kong (Cost $493)                                             547

INDIA  0.4%
Common Stocks  0.4%
Hindustan Lever                                           52,100        201
Infosys Technologies                                         900         94
Total India (Cost $323)                                                 295

ITALY  2.4%
Common Stocks  2.4%
Alleanza Assicurazioni                                    27,650        276
Banca Intesa                                              22,200         75
ENI                                                       27,739        440
Mediaset                                                   7,345         74
Telecom Italia *                                          57,609        150
Telecom Italia Mobile                                     46,650        215
Telecom Italia-RNC *                                      69,648        121
UniCredito Italiano                                       85,095        419
Total Italy (Cost $1,457)                                             1,770

JAPAN  9.4%
Common Stocks  9.4%
Canon                                                      5,000        242
Credit Saison                                              5,800        121
Daito Trust Construction                                   4,300        133
Daiwa House Industry                                      14,000        151

Daiwa Securities                                          28,000   $    204
Fanuc                                                      7,400        444
Fujisawa Pharmaceutical                                    6,900        142
Honda                                                      7,700        304
Hoya                                                         900         81
Japan Telecom Holdings                                        98        293
Keyence                                                      400         88
Marui                                                     13,000        165
Mitsubishi                                                13,000        135
Mitsubishi Estate                                         18,000        172
Mitsubishi Heavy Industries                               20,000         55
Mitsui Fudosan                                            35,000        325
Mitsui Trust Holdings *                                   20,000        106
Nissan Motor                                               8,800         98
Nomura Holdings                                           29,000        497
NTT DoCoMo                                                   143        309
Orix                                                         700         59
Rohm                                                       1,900        256
Secom                                                      9,500        371
Sekisui House                                             12,000        118
Seven-Eleven Japan                                        16,000        506
Shin-Etsu Chemical                                         3,000        111
Shiseido                                                   2,000         21
SMC                                                        1,700        204
Sony                                                       2,500         87
Sumitomo Metal Industries                                102,000         95
Sumitomo Mitsui Financial                                     47        236
Suzuki Motor                                               9,000        130
Toyota Motor                                               5,000        142
UFJ Holdings *                                                59        252
Yamanouchi Pharmaceutical                                 14,800        371
Total Japan (Cost $6,871)                                             7,024

MEXICO  0.8%
Common Stocks  0.8%
America Movil ADR, Series L (USD)                          6,200   $    147
Femsa UBD Units (Represents 1 Series B and
  4 Series D shares)                                      29,460        105
Grupo Financiero BBVA Bancomer, Series B *               168,200        143
Wal-Mart de Mexico                                        70,957        198
Total Mexico (Cost $515)                                                593

NETHERLANDS  2.3%
Common Stocks  2.3%
ASML Holding *                                            15,040        261
ING Groep                                                 19,450        403
Koninklijke Numico *                                       7,226        163
Philips Electronics                                       14,297        385
Reed Elsevier                                              9,900        110
Royal KPN *                                               29,000        220
Royal KPN, 144A *                                          2,100         16
VNU                                                        5,238        159
Total Netherlands (Cost $1,591)                                       1,717

PANAMA  0.2%
Common Stocks  0.2%
Carnival (USD)                                             5,300        185
Total Panama (Cost $125)                                                185

RUSSIA  0.3%
Common Stocks  0.3%
Gazprom ADR (USD)                                          1,100         27
Lukoil ADR, 144A (USD)                                     1,080         88
YUKOS ADR (USD)                                            3,033        142
Total Russia (Cost $210)                                                257

SINGAPORE  0.5%
Common Stocks  0.5%
MobileOne Limited                                         85,000   $     67
United Overseas Bank                                      41,232        322
Total Singapore (Cost $327)                                             389

SOUTH KOREA  1.0%
Common Stocks  1.0%
Samsung Electronics                                        1,321        525
South Korea Telecom                                        1,060        187
Total South Korea (Cost $389)                                           712

SPAIN  2.8%
Common Stocks  2.8%
Antena 3 Television *                                         53          2
Banco Bilbao Vizcaya Argentaria                           24,649        282
Banco Santander Central Hispano                           32,104        308
Endesa                                                    12,335        195
Gas Natural                                                7,160        137
Inditex                                                   27,900        576
Sogecable *                                               11,600        296
Telefonica                                                15,827        197
Telefonica ADR (USD)                                       2,640         99
Total Spain (Cost $1,750)                                             2,092

SWEDEN  1.0%
Common Stocks  1.0%
Hennes & Mauritz, Series B                                13,120        278
Securitas, Series B                                       38,490        474
Total Sweden (Cost $838)                                                752

SWITZERLAND  3.8%
Common Stocks  3.8%
Adecco                                                    10,480        617
Nestle                                                     5,843      1,284

Roche Holding (Participation certificates)                 3,300   $    273
UBS                                                       10,576        648
Total Switzerland (Cost $2,290)                                       2,822

TAIWAN  0.3%
Common Stocks  0.3%
China Trust Finance Holdings                              48,840         51
Taiwan Semiconductor Manufacturing                        80,846        159
Total Taiwan (Cost $173)                                                210

UNITED KINGDOM  13.2%
Common Stocks  13.2%
AstraZeneca                                               10,678        501
BG Group                                                  16,189         74
BP                                                        46,000        319
Capita                                                     9,300         39
Compass                                                  104,570        602
Diageo                                                    51,652        607
Electrocomponents                                         30,880        182
GlaxoSmithKline                                           74,606      1,597
Hays                                                      71,424        148
HSBC (HKD)                                                16,400        247
Kesa Electricals *                                        16,605         69
Kingfisher                                               113,247        543
Reed Elsevier (Ordinary shares)                           46,615        362
Rio Tinto                                                 27,315        662
Royal Bank of Scotland                                    44,545      1,193
Shell Transport & Trading                                 74,777        467
Standard Chartered                                         7,600        121
Tesco                                                     49,570        199
Unilever                                                  64,540        550
Vodafone                                                 535,863      1,125
WPP Group                                                 27,230        259
Total United Kingdom (Cost $10,126)                                   9,866

UNITED STATES  47.9%
Common Stocks  47.9%
Abbott Laboratories                                        7,700   $    328
Adobe Systems                                              7,800        342
Affiliated Computer Services, Class A *                   11,300        553
Altria Group                                              10,300        479
American International Group                              17,700      1,077
Amgen *                                                    9,400        581
Analog Devices *                                           6,500        288
Anthem *                                                   3,400        233
Apollo Group, Class A *                                   11,350        721
Applied Materials *                                       13,700        320
Baker Hughes                                              15,200        430
Best Buy *                                                 6,500        379
Biomet                                                    11,400        409
Boston Scientific *                                        1,600        108
Cardinal Health                                            2,900        172
Cendant *                                                 15,100        308
Charles Schwab                                            16,300        221
Cisco Systems *                                           32,000        671
Citigroup                                                 34,600      1,640
Clear Channel Communications                              14,000        571
Coca-Cola                                                 11,700        543
Comcast, Class A, Special *                               17,700        577
Danaher                                                    5,200        431
Dell *                                                    15,500        560
DST Systems *                                              5,400        204
e-Bay *                                                    3,100        173
EchoStar Communications, Class A *                        14,300        548
Exxon Mobil                                               19,808        725
Fannie Mae                                                 9,600        688
First Data                                                19,400        693
Fiserv *                                                   6,500        230
Forest Laboratories *                                      2,500        125
General Electric                                          31,400        911
Genentech *                                                2,800        230

Gilead Sciences *                                          6,100   $    333
Goldman Sachs Group                                          300         28
Harley-Davidson                                            9,300        441
Hartford Financial Services Group                          6,800        373
Home Depot                                                15,550        576
Intel                                                     13,100        433
InterActiveCorp *                                         11,100        407
International Game Technology                             13,500        442
Intuit *                                                   5,600        280
Johnson & Johnson                                          9,300        468
Kohl's *                                                   4,700        264
Liberty Media, Class A *                                  41,800        422
Marsh & McLennan                                           8,900        380
Maxim Integrated Products                                  3,700        184
MBNA                                                       7,600        188
Medtronic                                                  5,500        251
Mellon Financial                                          16,600        496
Merrill Lynch                                             10,100        598
Microsoft                                                 49,100      1,284
Morgan Stanley                                               800         44
Nextel Communications, Class A *                          26,500        641
Nucor                                                      6,400        351
Omnicom                                                    3,400        271
Paychex                                                    4,000        156
Pfizer                                                    32,510      1,027
Schlumberger                                              10,600        498
Scripps, Class A                                           4,200        390
Siebel Systems *                                          18,500        233
SLM Corporation                                           10,400        407
Starbucks *                                                9,000        284
State Street                                              15,900        833
Symantec *                                                 2,300        153
Sysco                                                     12,200        411
Target                                                    22,300        886
Travelers Property Casualty, Class A                      16,419        268
U.S. Bancorp                                              21,400        583
UnitedHealth Group                                        23,200      1,180

Univision Communications, Class A *                       11,600   $    394
Viacom, Class B                                           14,000        558
Wal-Mart                                                   9,300        548
Walgreen                                                  10,400        362
WellPoint Health Networks *                                5,100        453
Wyeth                                                      5,700        252
Xilinx *                                                   5,000        159
Yahoo! *                                                   3,600        157
Total United States (Cost $28,495)                                   35,816

SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.9%
T. Rowe Price Reserve Investment Fund, 1.10% #           686,928        687
Total United States (Cost $687)                                         687

SECURITIES  LENDING  COLLATERAL  1.1%
Money Market  Pooled  Account 1.1%
Investment in money market pooled account
managed by JP Morgan Chase Bank, London                  860,925        861
Total Securities Lending Collateral (Cost $861)                         861

                                                                      Value
--------------------------------------------------------------------------------
                                                               In thousands

Total Investments in Securities
101.9% of Net Assets (Cost $65,377)                                $ 76,153

Other Assets Less Liabilities                                        (1,428)

NET ASSETS                                                         $ 74,725
Net Assets Consist of:
Undistributed net investment income (loss)                         $    278
Undistributed net realized gain (loss)                              (19,916)
Net unrealized gain (loss)                                           10,781
Paid-in-capital applicable to 5,719,470
shares of $0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                   83,582

NET ASSETS                                                         $ 74,725
NET ASSET VALUE PER SHARE                                          $  13.07

      #  Seven-day yield
      *  Non-income producing
   144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total of such securities at period-end amounts to $703,000 and represents 0.9% of net assets
  (ss.) Denominated in currency of the country of incorporation unless otherwise noted
    ADR  American Depository Receipts
    HKD  Hong Kong dollar
    USD  United States dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

STATEMENT OF OPERATIONS

In thousands

                                                                          Year
                                                                         Ended
                                                                      10/31/03
Investment Income (Loss)
Income
  Dividend (net of foreign taxes of $99)                            $    1,064

  Securities lending                                                        20

  Total income                                                           1,084

Expenses
  Investment management                                                    448

  Shareholder servicing                                                    279

  Custody and accounting                                                   139

  Legal and audit                                                           29

  Registration                                                              28

  Prospectus and shareholder reports                                        17

  Directors                                                                  5

  Miscellaneous                                                              4

  Reductions/repayments pursuant to expense limitation
    Investment management fees (waived) repaid                            (147)

  Total expenses                                                           802

Net investment income (loss)                                               282

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                            (3,031)

  Foreign currency transactions                                             23

  Net realized gain (loss)                                              (3,008)

Change in net unrealized gain (loss)
  Securities                                                            15,443

  Other assets and liabilities
  denominated in foreign currencies                                          4

  Change in net unrealized gain (loss)                                  15,447

Net realized and unrealized gain (loss)                                 12,439

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $   12,721

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

STATEMENT OF CHANGES IN NET ASSETS

In thousands                                               Year
                                                          Ended
                                                       10/31/03       10/31/02

Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                        $     282      $     143

  Net realized gain (loss)                               (3,008)        (7,890)

  Change in net unrealized gain (loss)                   15,447         (3,539)
  Increase (decrease) in net assets from operations      12,721        (11,286)

Distributions to shareholders
  Net investment income                                    (173)          (682)

Capital share transactions *
  Shares sold                                            36,303        101,994

  Distributions reinvested                                  167            661

  Shares redeemed                                       (37,028)      (101,277)

  Increase (decrease) in net assets from capital
  share transactions                                       (558)         1,378

Net Assets
Increase (decrease) during period                        11,990        (10,590)

Beginning of period                                      62,735         73,325

End of period                                         $  74,725      $  62,735

*Share information
  Shares sold                                             3,232          7,830

  Distributions reinvested                                   15             49

  Shares redeemed                                        (3,282)        (7,782)

  Increase (decrease) in shares outstanding                 (35)            97

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        October 31, 2003

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on December 29, 1995. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

     Expenses Paid Indirectly
     Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending
     The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day.

     Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At October 31, 2003, the value of loaned securities was $808,000; aggregate collateral consisted of $861,000 in the money market pooled account.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $25,486,000 and $25,362,000, respectively, for the year ended October 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

     Distributions during the year ended October 31, 2003 totaled $173,000 and were characterized as ordinary income for tax purposes. At October 31, 2003, the tax-basis components of net assets were as follows:


        Unrealized appreciation                         $  13,764,000
        Unrealized depreciation                            (2,983,000)
        Net unrealized appreciation (depreciation)         10,781,000
        Undistributed ordinary income                         278,000
        Capital loss carryforwards                        (19,916,000)
        Paid-in capital                                    83,582,000
        Net assets                                      $  74,725,000

     The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of October 31, 2003, the fund had $8,961,000 of capital loss carryforwards that expire in 2009, $7,924,000 that expire in 2010, and $3,031,000 that expire in
     2011.

     For the year ended October 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.


        Undistributed net investment income             $      41,000
        Undistributed net realized gain                       (41,000)


     At October 31, 2003, the cost of investments for federal income tax purposes was $65,377,000.

NOTE 4 - FOREIGN TAXES

     The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

     Gains realized upon disposition of Indian securities held by the fund are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on net realized gains, and realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the fund accrues a deferred tax liability for net unrealized gains on Indian securities.

NOTE 5- RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At October 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $38,000.

     The fund is also subject to a contractual expense limitation through October 31, 2003. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.20%. Through October 31, 2005, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation.

     At October 31, 2003, management fees waived remain subject to repayment by the fund in the amount of $277,000 through October 31, 2005.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $286,000 for the year ended October 31, 2003, of which $24,000 was payable at period-end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended October 31, 2003, dividend income from the Reserve Funds totaled $11,000.

T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

REPORT OF INDEPENDENT AUDITORS

     To the Board of Directors of T. Rowe Price International Funds, Inc. and Shareholders of T. Rowe Price Global Stock Fund

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Global Stock Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the "Fund") at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     November 24, 2003

T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/03

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The fund's distributions to shareholders included $41,000 from short-term capital gains.

     For taxable non-corporate shareholders, $397,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

     For corporate shareholders, $331,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.

     The fund will pass through foreign source income of $304,000 and foreign taxes paid of $92,000.

T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

ABOUT THE FUND'S DIRECTORS AND OFFICERS

     Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)          Principal Occupation(s) During Past 5 Years
Year Elected*            and Directorships of Other Public Companies

Anthony W. Deering       Director, Chairman of the Board, President, and Chief
(1/28/45)                Executive Officer, The Rouse Company, real estate
1991                     developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.      Principal, EuroCapital Advisors, LLC, an
(1/27/43)                acquisition and management advisory firm
1988

David K. Fagin           Director, Golden Star Resources Ltd., Canyon Resources
(4/9/38)                 Corp. (5/00 to present), and Pacific Rim Mining Corp.
2001                     (2/02 to present); Chairman and President, Nye Corp.

F. Pierce Linaweaver     President, F. Pierce Linaweaver & Associates, Inc.,
(8/22/34)                consulting environmental and civil engineers
2001

John G. Schreiber        Owner/President, Centaur Capital Partners, Inc., a
(10/21/46)               real estate investment company; Senior Advisor and
2001                     Partner, Blackstone Real Estate Advisors, L.P.;
                         Director, AMLI Residential Properties Trust, Host
                         Marriott Corp., and The Rouse Company

Hubert D. Vos            Owner/President, Stonington Capital Corp., a
(8/2/33)                 private investment company
2001

Paul M. Wythes           Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                capital limited partnership, providing equity capital
1996                     to young high-technology companies throughout the
                         United States; Director, Teltone Corp.

     * Each independent director oversees 106 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(6/25/43)                     Chairman of the Board, Director, and Vice
2002                          President, T. Rowe Price Group, Inc.; Chairman
[106]                         of the Board and Director, T. Rowe Price
                              Global Asset Management Limited, T. Rowe Price
                              Global Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe
                              Price Services, Inc.; Chairman of the Board,
                              Director, President, and Trust Officer, T. Rowe
                              Price Trust Company; Director, T. Rowe Price
                              International, Inc.; Chairman of the Board,
                              International Funds

M. David Testa                Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of the
1979                          Board, Chief Investment Officer, Director, and
[106]                         Vice President, T. Rowe Price Group, Inc.;
                              Director, T. Rowe Price Global Asset Management
                              Limited and T. Rowe Price Global Investment
                              Services Limited; Chairman of the Board and
                              Director, T. Rowe Price International, Inc.;
                              Director and Vice President, T. Rowe Price Trust
                              Company; Vice President, International Funds

* Each inside director serves until retirement, resignation, or election of a successor.


Officers


Name (Date of Birth)
Title and Fund(s) Served                     Principal Occupation(s)

Christopher D. Alderson (3/29/62)            Vice President, T. Rowe Price,
Vice President, International Funds          T. Rowe Price Group, Inc., and
                                             T. Rowe Price International, Inc.

Mark C.J. Bickford-Smith (4/30/62)           Vice President, T. Rowe Price
Vice President, International Funds          Group, Inc., and T. Rowe Price
                                             International, Inc.

Stephen V. Booth (6/21/61)                   Vice President, T. Rowe Price,
Vice President, International Funds          T. Rowe Price Group, Inc., and
                                             T. Rowe Price Trust Company

Brian J. Brennan, CFA (7/14/64)              Vice President, T. Rowe Price,
Vice President, International Funds          T. Rowe Price Group, Inc., and
                                             T. Rowe Price Trust Company

     Unless otherwise noted, officers have been employees of T. Rowe Price or
     T. Rowe Price International for at least five years.

T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)


Name (Date of Birth)
Title and Fund(s) Served                     Principal Occupation(s)

Joseph A. Carrier (12/30/60)                 Vice President, T. Rowe Price,
Treasurer, International Funds               T. Rowe Price Group, Inc., and
                                             T. Rowe Price Investment
                                             Services, Inc.

Michael J. Conelius, CFA (6/16/64)           Vice President, T. Rowe Price,
Vice President, International Funds          T. Rowe Price Group, Inc., and
                                             T. Rowe Price International, Inc.

Ann B. Cranmer (3/23/47)                     Vice President, T.Rowe Price Group,
Assistant Vice President,                    Inc., and T. Rowe Price
International Funds                          International, Inc.; Vice President
                                             and Secretary, T. Rowe Price Global
                                             Asset Management Limited and
                                             T. Rowe Price Global Investment
                                             Services Limited

Julio A. Delgado, CFA (5/13/65)              Vice President, T. Rowe Price
Vice President, International Funds          Group, Inc., and T. Rowe Price
                                             International, Inc.

Frances Dydasco (5/8/66)                     Vice President, T. Rowe Price
Vice President, International Funds          Group, Inc., and T. Rowe Price
                                             International, Inc.

Mark J.T. Edwards (10/27/57)                 Vice President, T. Rowe Price
Vice President, International Funds          Group, Inc., and T. Rowe Price
                                             International, Inc.

Roger L. Fiery III, CPA (2/10/59)            Vice President, T. Rowe Price,
Vice President, International Funds          T. Rowe Price Group, Inc.,
                                             T. Rowe Price International, Inc.,
                                             and T. Rowe Price Trust Company

John R. Ford, CFA (11/25/57)                 Vice President, T. Rowe Price and
President, International Funds               T. Rowe Price Group, Inc.; Chief
                                             Investment Officer, Director, and
                                             Vice President, T. Rowe Price
                                             International, Inc.

Gregory S. Golczewski (1/15/66)              Vice President, T. Rowe Price and
Vice President, International Funds          T. Rowe Price Trust Company

M. Campbell Gunn (3/9/56)                    Vice President, T. Rowe Price
Vice President, International Funds          Global Investment Services Limited,
                                             T. Rowe Price Group, Inc., and
                                             T. Rowe Price International, Inc.

Henry H. Hopkins (12/23/42)                  Director and Vice President,
Vice President, International Funds          T. Rowe Price Group, Inc.,
                                             T. Rowe Price Investment Services,
                                             Inc., T. Rowe Price Services, Inc.,
                                             and T. Rowe Price Trust Company;
                                             Vice President, T. Rowe Price,
                                             T. Rowe Price International, Inc.,
                                             and T. Rowe Price Retirement Plan
                                             Services, Inc.

     Unless otherwise noted, officers have been employees of T. Rowe Price or
     T. Rowe Price International for at least five years.

T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)


Name (Date of Birth)
Title and Fund(s) Served                     Principal Occupation(s)

Ian D. Kelson (8/16/56)                      Vice President, T. Rowe Price,
Vice President, International Funds          T. Rowe Price Group, Inc., and
                                             T. Rowe Price International, Inc.;
                                             formerly Head of Fixed Income,
                                             Morgan Grenfell/Deutsche Asset
                                             Management (to 2000)

Patricia B. Lippert (1/12/53)                Assistant Vice President, T. Rowe
Secretary, International Funds               Price and T. Rowe Price
                                             Investment Services, Inc.

Raymond A. Mills, Ph.D., CFA (12/3/60)       Vice President, T. Rowe Price,
Vice President, International Funds          T. Rowe Price Group, Inc., and
                                             T. Rowe Price International, Inc.

George A. Murnaghan (5/1/56)                 Vice President, T. Rowe Price,
Vice President, International Funds          T. Rowe Price Group, Inc.,
                                             T. Rowe Price International, Inc.,
                                             T. Rowe Price Investment Services,
                                             Inc., and T. Rowe Price Trust
                                             Company

Gonzalo Pangaro, CFA (11/27/68)              Vice President, T.Rowe Price Group,
Vice President, International Funds          Inc., and T. Rowe Price
                                             International, Inc.

D. James Prey III (11/26/59)                 Vice President, T. Rowe Price
Vice President, International Funds          and T. Rowe Price Group, Inc.

Robert A. Revel-Chion (3/9/65)               Vice President, T. Rowe Price
Vice President, International Funds          Group, Inc., and T. Rowe Price
                                             International, Inc.

Christopher J. Rothery (5/26/63)             Vice President, T. Rowe Price
Vice President, International Funds          Group, Inc., and T. Rowe Price
                                             International, Inc.

James B.M. Seddon (6/17/64)                  Vice President, T. Rowe Price Group
Vice President, International Funds          Inc., and T. Rowe Price
                                             International, Inc.

Robert W. Smith (4/11/61)                    Vice President, T. Rowe Price,
Vice President, International Funds          T. Rowe Price Group, Inc., and
                                             T. Rowe Price International, Inc.

Benedict R.F. Thomas, CFA (8/27/64)          Vice President, T. Rowe Price
Vice President, International Funds          Group, Inc., and T. Rowe Price
                                             International, Inc.

Justin Thomson (1/14/68)                     Vice President, T. Rowe Price
Vice President, International Funds          Group, Inc., and T. Rowe Price
                                             International, Inc.; formerly
                                             Portfolio Manager, G.T. Capital/
                                             Invesco (to 1998)

Julie L. Waples (6/12/70)                    Vice President, T. Rowe Price
Vice President, International Funds

     Unless otherwise noted, officers have been employees of T. Rowe Price or
     T. Rowe Price International for at least five years.

T. Rowe Price Global Stock Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served                     Principal Occupation(s)

David J.L. Warren (4/14/57)                  Vice President, T. Rowe Price
Executive Vice President,                    and T. Rowe Price Group, Inc.;
International Funds                          Chief Executive Officer, Director,
                                             and President, T. Rowe Price
                                             International, Inc.; Director,
                                             T. Rowe Price Global Asset
                                             Management Limited and T. Rowe
                                             Price Global Investment Services
                                             Limited

William F. Wendler II, CFA (3/14/62)         Vice President, T. Rowe Price,
Vice President, International Funds          T. Rowe Price Group, Inc., and
                                             T. Rowe Price International, Inc.

Richard T. Whitney, CFA (5/7/58)             Vice President, T. Rowe Price,
Vice President, International Funds          T. Rowe Price Group, Inc.,
                                             T. Rowe Price International, Inc.,
                                             and T. Rowe Price Trust Company

Edward A. Wiese, CFA (4/12/59)               Vice President, T. Rowe Price,
Vice President, International Funds          T. Rowe Price Group, Inc., and
                                             T. Rowe Price Trust Company; Chief
                                             Investment Officer, Director, and
                                             Vice President, T. Rowe Price
                                             Savings Bank

     Unless otherwise noted, officers have been employees of T. Rowe Price or
     T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     December 19, 2003